Share-based compensation (Summary of RSUs Activities) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of RSUs
Fully vested and expected to vest as of December 31, 2016	11,798,282
Restricted Share Units (RSUs) [Member]
Number of RSUs
Unvested, Beginning Balance	5,773,488	894,600
Granted	3,597,722	10,369,278	948,600
Forfeited	(1,077,996)	(527,274)	(54,000)
Vested	(1,243,076)	(4,963,116)
Unvested, Ending Balance	7,050,138	5,773,488	894,600
Fully vested and expected to vest as of December 31, 2016	13,256,330
Weighted Average Remaining Contractual Life, Outstanding	9 years 1 month 2 days	9 years 6 months 4 days	9 years 7 months 13 days
Weighted Average Grant Date Fair Value, Granted	$ 24.63	$ 25.69	$ 21.10